Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
RBC SMID Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCAX
RBC SMID Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCIX
RBC SMID Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSMRX
RBC Enterprise Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TETAX
RBC Enterprise Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TETIX
RBC Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEEAX
RBC Small Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCSIX
RBC Small Cap Core Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBRCX
RBC Microcap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMVAX
RBC Microcap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMVIX
RBC Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSVIX
RBC Small Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRSVX
Access Capital Community Investment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACASX
Access Capital Community Investment Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCSX
RBC Impact Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIBIX
RBC Impact Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIBRX
U.S. Government Money Market Fund | RBC Institutional Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUGXX
U.S. Government Money Market Fund | RBC Institutional Class 2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIMXX
U.S. Government Money Market Fund | RBC Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUIXX
RBC BlueBay Emerging Market Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RESAX
RBC BlueBay Emerging Market Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBESX
RBC BlueBay Emerging Market Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBERX
RBC BlueBay High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RHYAX
RBC BlueBay High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGHYX
RBC BlueBay Diversified Credit Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBTRX
RBC BlueBay Diversified Credit Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBDRX